American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2019

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.0%
Focused Dynamic Growth Fund G Class(2)	46,352	1,375,278
NT Disciplined Growth Fund G Class	4,495,771	57,231,164
NT Equity Growth Fund G Class	15,151,285	203,178,734
NT Growth Fund G Class	9,196,283	167,004,495
NT Heritage Fund G Class	7,383,163	95,685,792
NT Large Company Value Fund G Class	20,004,256	231,049,162
NT Mid Cap Value Fund G Class	11,499,700	141,906,300
NT Small Company Fund G Class	6,980,743	56,194,984
Small Cap Growth Fund G Class	62,203	1,140,805
Small Cap Value Fund G Class	146,924	1,128,376
Sustainable Equity Fund G Class	2,381,717	72,975,804
		1,028,870,894
Domestic Fixed Income Funds — 24.0%
Inflation-Adjusted Bond Fund G Class	7,438,473	87,402,053
NT Diversified Bond Fund G Class	33,421,246	368,636,344
NT High Income Fund G Class	9,161,550	88,042,499
Short Duration Inflation Protection Bond Fund G Class	1,633,631	17,055,108
		561,136,004
International Equity Funds — 17.9%
NT Emerging Markets Fund G Class	6,555,760	75,981,254
NT Global Real Estate Fund G Class	3,592,385	41,959,056
NT International Growth Fund G Class	11,244,417	125,037,914
NT International Small-Mid Cap Fund G Class	3,888,858	40,910,789
NT International Value Fund G Class	9,798,217	88,967,810
NT Non-U.S. Intrinsic Value Fund G Class	4,421,850	46,915,831
		419,772,654
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund G Class	4,748,528	49,669,607
Global Bond Fund G Class	13,732,241	144,737,819
International Bond Fund G Class	1,358,266	18,132,845
		212,540,271
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	115,917,125	115,917,125
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,991,190,379)		2,338,236,948
OTHER ASSETS AND LIABILITIES†		26,866
TOTAL NET ASSETS — 100.0%		$2,338,263,814

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$1,368	—	$7	$1,375	46	—	—
NT Core Equity Plus Fund	$69,784	2,484	$54,035	(18,233)	—	—	$15,105	$2,484
NT Disciplined Growth Fund	57,023	—	299	507	57,231	4,496	71	—
NT Equity Growth Fund	208,317	1,096	6,540	306	203,179	15,151	1,082	773
NT Growth Fund	169,284	671	3,456	505	167,004	9,196	1,283	—
NT Heritage Fund	98,681	719	744	(2,970)	95,686	7,383	181	—
NT Large Company Value Fund	232,176	3,595	10,180	5,458	231,049	20,004	588	1,376
NT Mid Cap Value Fund	142,955	1,008	5,122	3,065	141,906	11,500	(116)	858
NT Small Company Fund	58,490	1,877	3,878	(294)	56,195	6,981	(210)	443
Small Cap Growth Fund	—	1,145	—	(4)	1,141	62	—	—
Small Cap Value Fund	—	1,144	—	(16)	1,128	147	—	—
Sustainable Equity Fund	—	72,777	—	199	72,976	2,382	—	—
Inflation-Adjusted Bond Fund	88,545	416	2,390	831	87,402	7,438	27	—
NT Diversified Bond Fund	376,273	15,343	28,009	5,029	368,636	33,421	609	2,809
NT High Income Fund	89,696	1,383	2,577	(459)	88,043	9,162	(90)	1,383
Short Duration Inflation Protection Bond Fund	16,259	718	—	78	17,055	1,634	—	—
NT Emerging Markets Fund	77,034	—	3,027	1,974	75,981	6,556	85	—
NT Global Real Estate Fund	40,922	—	2,501	3,538	41,959	3,592	295	—
NT International Growth Fund	125,160	—	4,181	4,059	125,038	11,244	665	—
NT International Small-Mid Cap Fund	40,565	—	833	1,179	40,911	3,889	(8)	—
NT International Value Fund	87,324	2,069	3,005	2,580	88,968	9,798	(310)	—
NT Non-U.S. Intrinsic Value Fund	46,898	—	2,821	2,839	46,916	4,422	113	—
Emerging Markets Debt Fund	50,362	609	1,491	190	49,670	4,749	(5)	609
Global Bond Fund	148,820	1,147	7,041	1,812	144,738	13,732	213	—
International Bond Fund	17,395	485	—	253	18,133	1,358	—	—
U.S. Government Money Market Fund	118,760	886	3,729	—	115,917	115,917	—	620
	$2,360,723	$110,940	$145,859	$12,433	$2,338,237	304,260	$19,578	$11,355

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.